Segment Information (Schedule Of Lease Revenue By Segment) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of lessees	74
United States Of America [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	17.30%	12.10%	8.80%
Russia [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	9.60%	9.40%	10.30%
The Netherlands [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	0.00%	0.00%	0.00%
American Airlines [Member]
Segment Reporting Information [Line Items]
Number of lessees	1
Percentage of lease revenue	10.90%